Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Summary of Inventories

(CAD$ in millions)	December 31, 2024	December 31, 2023
Supplies	$1,235	$1,318
Raw materials	260	277
Work in process	774	1,046
Finished products	636	655
	2,905	3,296
Less non-current portion (Note 20)	(307)	(350)
	$2,598	$2,946